Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income Taxes [Line Items]
Net increase (decrease) in valuation allowances	$ (27,194)	$ 18,154
Tax credits, net capital and operating loss carryforwards	797,091	894,997
Tax credits, net capital and operating loss carryforwards having expiration date	$ 244,711	$ 322,816
Tax credits, net capital and operating loss carryforwards expiration date	Through 2039 for $244,711 in net operating losses	Through 2038 for $322,816 in net operating losses
Gross unrecognized tax benefits	$ 169,322	$ 187,646	$ 193,024	$ 196,668
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	31,108	30,807
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits, tax expense (benefit) recognized in the statements of income, net of interest and penalty reversals	4,679	$ 2,579
Maximum [Member]
Income Taxes [Line Items]
Expected decrease in unrecognized tax benefits within next 12 months	$ 12,763
GUERNSEY
Income Taxes [Line Items]
Statutory Guernsey tax rate	0.00%	0.00%	0.00%
Prepaid Expenses and Other Current Assets [Member]
Income Taxes [Line Items]
Tax receivable balance	$ 53,143	$ 55,198